The Company and basis of presentation	6 Months Ended
Jun. 30, 2026
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG (FME AG or the Company) is a German stock corporation (Aktiengesellschaft — AG) registered with the commercial register of Hof (Saale) under HRB 6841, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, Germany. The Company is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue. The Company provides dialysis and related services for individuals with renal diseases, including through value-and risk-based care programs, as well as other healthcare services. The Company also develops, manufactures, and distributes a wide variety of healthcare products. The Company’s healthcare products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment, as well as acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other healthcare services include pharmacy services, vascular specialty services, ambulatory surgery center services, and physician nephrology practice management.

In these unaudited notes, “FME AG,” the “Company” or the “Group” refers to Fresenius Medical Care AG or Fresenius Medical Care AG and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management Board” refers to the members of the management board of the Company and “Supervisory Board” refers to the supervisory board of the Company. The term “Care Enablement” refers to the Care Enablement operating segment, the term “Care Delivery” refers to the Care Delivery operating segment and the term “Value-Based Care” refers to the Value-Based Care operating segment. For further discussion of the Company’s operating and reportable segments, see note 13. The abbreviations “K,” “M,” and “BN” are used to denote the presentation of amounts in thousands, millions, and billions, respectively.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), the “IFRS® Accounting Standards,” using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it includes selected explanatory notes rather than all of the notes that would be required in a complete set of financial statements. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025 (the 2025 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

The condensed consolidated interim financial statements at June 30, 2026 and for the three and six months ended June 30, 2026 and 2025 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company’s 2025 Form 20-F. The preparation of condensed consolidated interim financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated interim financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such interim financial statements reflect all adjustments that, in the opinion of management, are necessary to provide a fair statement of the results of the periods presented. All such adjustments are of a normal recurring nature.

The effective tax rates of 23.5% and 22.5% for the three and six months ended June 30, 2026 (22.3% and 23.2% for the three and six months ended June 30, 2025) are recognized on the basis of the best estimates made for the weighted average annual income tax rate expected for the full year and applied to income before income taxes reported in the interim financial statements. The Company is within the scope of the Organisation for Economic Co-operation and Development’s Inclusive Framework on Base Erosion Profit Shifting Global Anti-Base Erosion Model Rules: Global Minimum Taxation (Pillar Two) legislation. The Company applies the exception not to recognize or disclose deferred taxes in connection with Pillar Two income taxes. Income tax expenses related to Pillar Two income taxes are included within the income tax expense line item in the Company’s consolidated statements of income.

The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results of operations for the year ending December 31, 2026.

The following table shows the amount of goodwill recognized for each cash generating unit (CGU) as well as the Company’s market capitalization as compared to its shareholder’s equity as of June 30, 2026 and December 31, 2025.

Goodwill analysis

in € K

	June 30, 2026	December 31, 2025
Goodwill	13,967,525	13,571,394
thereof Care Delivery	11,589,098	11,212,997
thereof Value-Based Care	380,181	368,663
thereof Care Enablement	1,998,246	1,989,734
FME AG shareholders’ equity	12,556,711	13,309,832
Market capitalization	10,537,944	11,383,815

Due to the carrying amount of net assets exceeding the Company’s market capitalization, the Company reviewed the impacts on the impairment test, which was performed as of December 31, 2025.

During the second quarter of 2026, the Company compared the carrying amounts of its group of CGUs, Care Delivery, Value-Based Care and Care Enablement, to the respective group of CGU’s value in use, using the free cash flows of the group of CGUs considered in the impairment test as of December 31, 2025, and updated its free cash flow projections using the results of the latest available assessments, including the consideration of the conflict in the Middle East primarily related to inflationary cost increases and supply chain constraints, including higher transportation costs. Cash flow projections were updated to reflect the status of current initiatives, without considering any growth and improvement from the FME25+ Program, as defined below, initiatives which have not yet commenced as of June 30, 2026. Weighted average cost of capital (WACC) parameters were updated as of June 30, 2026.

During the fourth quarter of 2025, the Company performed an analysis in connection with the annual goodwill impairment test as of October 1, 2025 and as described in note 2 a) of the consolidated financial statements contained in the 2025 Form 20-F. The Company’s analysis included qualitative and quantitative simulations to assess the potential impact of glucagon-like peptide 1 (GLP-1) receptor agonists and the potential impact of sodium-glucose cotransporter 2 (SGLT2) inhibitors on the chronic kidney disease (CKD) and end stage renal disease (ESRD) populations, specifically in relation to cash flow projections and goodwill sensitivity assessments based on the analysis of the population impact model (a computational tool to predict the size and age distribution of future patient populations with kidney disease for the coming decade, based on various public-health scenarios). In the Company’s population impact model the sensitivity bands of the various scenarios of GLP-1 receptor agonist and SGLT2 inhibitor utilization in the CKD population suggest an increase in the total CKD population and a reduction in the ESRD population growth rate that remain materially consistent with the patient population forecasts which do not include the utilization of these drugs. Considering the positive cardiovascular effects of the drugs, reducing mortality, as well as the progression-delaying effect on the CKD population, the Company sees a balanced effect of the drugs on the patient population. The Company’s assessment concluded that underlying patient growth assumptions used in its cash flow projections reflect the current understanding of treatment developments. Recent third-party publicly available and scientifically validated data published during the first six months of 2026 remain consistent with the previously performed simulations.

The following table shows the amount by which the recoverable amount of each of the Company’s CGUs exceeded its carrying amount, the key assumptions of value-in-use calculations (presented based upon the goodwill impairment test performed as of June 30, 2026 and December 31, 2025) and the reasonable amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount:

Excess of recoverable amount over carrying amount

in € K

	Care Delivery		Value-Based Care		Care Enablement
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Recoverable amount of CGUs	8,350,088	6,521,602	410,854	172,260	3,776,899	2,732,309

Key assumptions

in %

	Care Delivery		Value-Based Care		Care Enablement
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Average revenue growth in projection period (1)	low-single-digit	low-single-digit	mid-single-digit	high-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in projection period (1)	mid-single-digit	mid-single-digit	low-triple-digit	low-triple-digit	low-double-digit	high-single-digit
Residual value growth	1.00	1.00	2.80	2.80	1.00	1.00
Pre-tax weighted average cost of capital (WACC)	8.14	8.90	7.73	8.53	7.68	8.43
After-tax WACC	6.51	7.21	6.49	7.20	6.27	6.42
(1)	For CGUs Care Delivery and Care Enablement, a projection period of ten years is used. For CGU Value-Based Care, a projection period of five years is used, given the nascent nature of the business.

Sensitivity analysis(1)

Change in percentage points

	Care Delivery		Value-Based Care		Care Enablement
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Pre-tax WACC	3.35	2.69	3.86	1.71	2.78	2.02
After-tax WACC	2.63	2.11	3.02	1.32	2.21	1.41
Residual value growth	(12.02)	(8.53)	(5.99)	(2.36)	(7.43)	(4.74)
Operating income margin of each projection year	(3.91)	(3.18)	(0.95)	(0.41)	(3.70)	(2.62)
(1)	The sensitivity analysis is based upon the goodwill impairment tests performed as of June 30, 2026 and December 31, 2025.

For a detailed description of the impairment test procedure, see notes 1 g) and 2 a) of the consolidated financial statements contained in the 2025 Form 20-F. As of June 30, 2026, the impairment test procedure was performed for each of the operating segments (Care Delivery, Value-Based Care and Care Enablement). The assessment did not result in any indication of impairment as of June 30, 2026. Management continues to monitor the situation.

During the first quarter of 2026, management reassessed the presentation of certain line items in the consolidated balance sheets in light of their relevance to users. The following changes have been made to enhance transparency and provide more meaningful information regarding the nature and financial impact of these balances:

●	Current income tax receivables in the amount of €126,197 as of December 31, 2025, previously included within other current assets, are now presented separately.
●	Non-current income tax receivables in the amount of €92,051 as of December 31, 2025, previously included within other non-current assets, are now presented separately.
●	Current provisions in the amount of €431,370 as of December 31, 2025, previously included within current provisions and other current liabilities, are now presented separately.
●	Non-current provisions in the amount of €173,351 as of December 31, 2025, previously included within non-current provisions and other non-current liabilities, are now presented separately.

In addition, management has determined that assets and liabilities classified as held for sale are no longer material to the financial statements. As a result, these balances have been aggregated within the following line items in the presentation of the Company’s consolidated balance sheets:

●	Assets held for sale previously reported separately in amount of €3,595 as of December 31, 2025 are now aggregated within other current assets.
●	Liabilities directly associated with held for sale previously reported separately, when applicable, will now be aggregated within other current liabilities. As of December 31, 2025, the Company did not record any liabilities directly associated with assets held for sale.

These changes relate solely to presentation and classification and do not have any impact on the reported results of operations, cash flows, or financial position of the Company. The following table presents the comparative figures as of January 1, 2025 and December 31, 2025, adjusted to conform to the current year’s presentation:

Consolidated balance sheet presentation in 2026

in € K

	January 1, 2025	December 31, 2025

Current income tax refundable	248,668	126,197
Other current assets (1)	584,180	410,834
Non-current income tax refundable	62,361	92,051
Other non-current assets	135,964	126,174
Current provisions	448,368	431,370
Other current liabilities (1)	1,079,077	1,039,743
Non-current provisions	196,516	173,351
Other non-current liabilities	177,647	147,563
(1)	As of January 1, 2025, assets held for sale and liabilities directly associated with assets held for sale in the amount of €161,013 and €27,511 are included in “Other current assets” and “Other current liabilities.” respectively.

On August 4, 2026, the Management Board authorized the issuance of the Company’s condensed consolidated interim financial statements (unaudited).

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its condensed consolidated interim financial statements at and for the six months ended June 30, 2026 in conformity with IFRS Accounting Standards that must be applied for the interim periods starting on or after January 1, 2026. In the six months ended June 30, 2026, there were no recently implemented accounting pronouncements that materially affect the business.

Recent accounting pronouncements not yet adopted

The following new accounting standards and amendments to accounting standards have been published that are not mandatory as of and for the six months ended June 30, 2026 and will not be early adopted by the Company.

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18). IFRS 18 aims to improve how information is communicated in financial statements to give investors a more comparable basis to analyze companies’ performance. The standard introduces three sets of new requirements: new categories and subtotals in the consolidated statements of income, disclosure regarding management-defined performance measures, and guidance related to the aggregation and disaggregation of certain information. The consolidated statements of income will be split into three newly defined categories (operating, investing, and financing) and will include two newly defined subtotals (operating profit and profit before financing and income taxes). Management-defined performance measures are subtotals of income and expense used in public communication outside the financial statements and communicate management’s view of certain aspects of a company’s performance. Such measures will be required to be described in a clear and understandable manner in a single note explaining how the measure is calculated, why it is useful, providing a reconciliation to the most directly comparable subtotal or total specified by IFRS Accounting Standards, the income tax and the effect on noncontrolling interest for each item will be presented in the reconciliation and how the income tax effect is determined. Lastly, companies will be required to disaggregate items if such information is material and overly generic descriptions such as “other” should be avoided unless they are sufficiently informative. Certain additional details for depreciation and amortization, impairment and other expense classifications may be required. Additionally, IFRS 18 will introduce limited changes to IAS 7, Statement of Cash Flows. Operating profit will be the starting point for reporting cash flows from operating activities using the indirect method and the option for classifying interest and dividend cash flows as operating activities will be eliminated. Dividends and interest paid will be classified in cash flows from financing activities whereas dividends and interest received will be classified in cash flows from investing activities. An entity shall apply those amendments when it applies IFRS 18. IFRS 18 is effective for fiscal periods commencing on or after January 1, 2027, while earlier adoption is permitted. The standard must be applied retrospectively. The standard is expected to impact the Company’s presentation of items within the consolidated financial statements and its notes disclosures once implemented, though the standard is not expected to change how the Company recognizes or measures items in its consolidated financial statements. In order to comply with the extended disclosure requirements under IFRS 18, the Company will expand the disclosures in the notes to the consolidated financial statements, including additional information about the nature of operating expenses. The Company continues to investigate the appropriate level of disaggregation in accordance with IFRS 18 and the associated effects of IFRS 18 on the consolidated financial statements.

Notably, foreign exchange gains and losses are currently presented in other operating income and other operating expense, but will be presented within the newly defined operating, investing, and financing categories under IFRS 18 depending on the nature of the underlying transactions, assets or liabilities, which would have an impact on certain related subtotals and key performance indicators for the Company. Similarly, items such as income from equity method investees and the revaluation of certain investments held by the Company, currently presented within operating income, will be shown within the consolidated statement of income in the investing category. Quantitative impacts cannot yet be adequately estimated at this time.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.